OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES.
OTHER NON-CURRENT LIABILITIES

6.Other non-current liabilities

		As of December 31,
	Note	2018	2019

Unrecognized tax benefits	8	15,496	38,383
Warrants		—	1,374

Total		15,496	39,757

Fang issued convertible notes to certain institutional investors in 2015, and an aggregate amount of US$250 million of such convertible notes remained outstanding as of June 11, 2019. These convertible notes bear an interest rate of 1.5% per annum until due in 2022. The holders have the right, from time to time, to convert all or any portion of the convertible notes into Fang’s Class A ordinary shares at an initial conversion rate of 27.9086 Fang’s Class A ordinary shares per US$1,000 principal amount, subject to adjustment under the terms of the convertible notes. In connection with the separation and distribution, the Company agreed to issue a warrant to each of the holders of such convertible notes, which entitled them to purchase for nominal consideration such number of CIH’s Class A ordinary shares as calculated based on the number of Fang Class A ordinary shares upon the assumed conversion of the convertible notes immediately prior to or on the record date if and only if such holders subsequently decide to convert the convertible notes. The holders will be able to purchase up to 6,977,150 Class A ordinary shares in the aggregate based on the initial conversion rate into Fang’s Class A ordinary shares and a one-for-one distribution rate into CIH’s Class A ordinary shares. In the event that holders subsequently decide not to convert the convertible notes, and instead, demand payment of principal and accrued interest upon maturity of the convertible notes, the warrant will be canceled and the right to purchase CIH’s Class A ordinary shares will be forfeited. In addition, the Company also agreed to provide a guarantee for the benefit of the holders, under which the Company is liable to the payment obligations under the convertible notes in the event that Fang fails to discharge its primary payment obligations under the convertible notes or certain circumstances relating to the Company, including, among others, change-in-control transactions or certain fundamental changes to the Company’s share capital.

On October 28 and December 31, 2019, Fang repurchased portion of the convertible notes from certain holders in an amount of US$55 million and US$28 million, respectively. The relative warrants were cancelled and the right to purchase the CIH’s Class A ordinary shares was forfeited, correspondingly. As of December 31, 2019, the remaining contractual life of the warrants was 2.80 years.

The following is a summary of the outstanding and exercisable warrants balance:

As of December 31, 2019:

Number of Warrants
Outstanding as of January 1	—
Issuance	6,977,150
Cancelled	(2,314,739)
Outstanding as of December 31	4,662,411

The Company accounted for these warrants at fair value with changes in fair value recorded in earnings at each reporting period.

The fair values of the warrants as of June 11, 2019 and December 31, 2019 were calculated using the binomial option pricing model with the following assumptions:

	As of June 11, 2019	As of December 31, 2019
Expected volatility	39~40%	42%
Expected dividends yield	nil	nil
Expected term (in years)	3.29 ~3.40 years	2 .73 ~2 .84 years
Risk-free interest rate per annum	1.89%	1.6%

The table below reflects the components effecting the change in fair value for the year ended December 31, 2019:

For the Year Ended
December 31, 2019
Balance as of January 1	—
Issuance	207
Change in fair value	1,152
Foreign currency translation adjustment	15
Balance as of December 31	1,374